Segment Information - Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2017
Segment Reporting Revenue Reconciling Item [Line Items]
Adjusted EBITDA								$ 1,078,571	$ 1,046,646	$ 941,587
Impairment and related charges								81,112	0	0
Less adjustments:
Depreciation and amortization of property and equipment								264,880	233,303	213,520
Amortization of capitalized implementation costs								40,131	37,258	31,441
Acquisition related amortization								95,860	143,425	108,121
Amortization of upfront incentive consideration								67,411	55,724	43,521
Interest expense, net								153,925	158,251	173,298
Loss on extinguishment of debt								1,012	3,683	38,783
Other, net								(36,530)	(27,617)	(91,377)
Restructuring and other costs								23,975	18,286	9,256
Acquisition-related costs								0	779	14,437
Litigation (reimbursements) costs								(35,507)	46,995	16,709
Stock-based compensation								44,689	48,524	29,971
Provision for income taxes								128,037	86,645	119,352
Income from continuing operations	$ 83,181	$ 92,825	$ 31,020	$ 49,464	$ 106,468	$ 134,343		249,576	241,390	234,555
Proceeds from sale of marketable securities			15,000					0	45,959	0
Gain associated with receipt of earn-out payment from sale of business						$ 6,000
Gain on remeasurement of previously-held joint venture interest								$ 0	0	78,082
Abacus
Less adjustments:
Gain on remeasurement of previously-held joint venture interest							$ 78,000
SAPPL
Less adjustments:
Voting Interest percentage							35.00%
Gain related to pre-existing agreement							$ 12,000
Minimum
Less adjustments:
Average expected life of the service contract to cost of revenue								3 years
Maximum
Less adjustments:
Average expected life of the service contract to cost of revenue								5 years
Workforce Reduction
Less adjustments:
Restructuring and other costs								$ 25,000	20,000
Integration of Abacus
Less adjustments:
Restructuring and other costs										9,000
Reduction in restructuring liability										$ 4,000
US Airways Litigation
Less adjustments:
Litigation (reimbursements) costs								(43,000)
Litigation accrual			$ 32,000						$ 32,000		$ 32,000
Impact from TCJA
Less adjustments:
Provision for income taxes	(58,000)
Reduction in TRA liability	60,000
Loss on debt modification	$ 15,000
Tax impact on new income adjustments								$ 47,000